Document And Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	FINANCIAL INSTITUTIONS, INC.
Entity Central Index Key	0000862831